MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated July 10, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The Funds will add the T. Rowe Price Hedged Equity Fund and T. Rowe Price Dynamic Credit Fund as new Underlying Funds in which the Funds may invest. To reflect the addition of new Underlying Funds, the tables showing each Fund’s neutral allocations to Underlying Funds shown under the heading Principal Investment Strategies in the Investments, Risks, and Performance section on pages 4, 14, 23, 32, 41, 50, 59, 68, 77, 86, 95, 104, 113, 121, and 122 are supplemented as described below. Each Fund will continue to have the ability to make investments in the State Street Institutional U.S. Government Money Market Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities. Any investments by a Fund in the State Street Institutional U.S. Government Money Market Fund will continue to be included within such Fund’s overall allocation to bonds.
Allocations to “Stock Funds” may be made through investments in the MM S&P 500® Index Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, MassMutual Select T. Rowe Price International Equity Fund, MassMutual Select T. Rowe Price Real Assets Fund, and T. Rowe Price Hedged Equity Fund. Investments in the T. Rowe Price Hedged Equity Fund are expected to begin early in the third quarter of 2023. Allocations to “Bond Funds” may be made through investments in the MassMutual Select T. Rowe Price Bond Asset Fund, T. Rowe Price Dynamic Global Bond Fund, MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Institutional High Yield Fund, T. Rowe Price Institutional Floating Rate Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and T. Rowe Price Dynamic Credit Fund. Investments in the T. Rowe Price Dynamic Credit Fund are expected to begin late in the third quarter of 2023 or during the fourth quarter of 2023.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-23-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
(the “Funds”)
Supplement dated July 10, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information and any previous supplements. It should be retained and read in conjunction with the Statement of Additional Information and any previous supplements.
The following information supplements the information found beginning on page B-115 under the heading Stock Funds in the section titled Appendix D—Description of Underlying Funds:
T. Rowe Price Hedged Equity Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Funds for all Funds)
Investment Objective
The Fund seeks to provide long-term capital growth.
Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities and derivatives that have similar economic characteristics to equity securities or the equity markets. The fund may purchase the stocks of companies of any size and invest in any type of equity security, but its focus will typically be on common stocks of large-cap U.S. companies.
The fund seeks to achieve its objective by investing in a broad portfolio of U.S. large-cap stocks while using hedging strategies designed to mitigate tail risk (i.e., the threat of significant losses during an equity market drawdown) and provide strong risk-adjusted returns with lower volatility than the overall equity markets. The fund seeks to cushion volatility during equity market downturns and incorporate modest leverage in a way that preserves returns that may be generated from stock selection while reducing the volatility inherent in investments in equity securities over time.
While T. Rowe Price invests with an awareness of the outlook for certain industries and sectors, T. Rowe Price generally relies on fundamental, bottom-up research in selecting stocks for the fund. T. Rowe Price does not emphasize either a growth or value style of investing but generally seeks stocks that T. Rowe Price believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation. Sector allocations are largely the result of the fund’s focus on bottom-up stock selection.
The fund incorporates hedging and tail risk mitigating strategies primarily through the use of a derivatives overlay that is generally designed to manage the fund’s overall volatility and correlation to equity markets. The derivatives overlay typically involves buying and/or selling futures and options that reference particular U.S. large-cap equity securities, broad equity indexes, and U.S. Treasury securities. However, other derivatives and strategies may be employed in efforts to mitigate tail risk or dampen the fund’s overall volatility.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
The following information supplements the information found beginning on page B-118 under the heading Bond Funds in the section titled Appendix D—Description of Underlying Funds:
T. Rowe Price Dynamic Credit Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Funds for all Funds)
Investment Objective
The Fund seeks total return through a combination of income and capital appreciation.
Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments.
The fund defines credit instruments broadly to include any debt instrument, including corporate and sovereign bonds, leveraged loans (or bank loans), municipal securities, and securitized instruments (including mortgage- and asset-backed securities). The fund may invest in debt instruments of any credit rating, and there are no limits on the fund’s investments in high-yield (junk) bonds. There is no limit on the fund’s investments in securities issued by foreign issuers, including issuers in emerging markets, although the fund’s overall net exposure to non-U.S. currencies through direct holdings and derivatives is normally limited to 25% of its net assets. The fund may invest up to 10% of its net assets in long and short positions in equity securities, including common and preferred stocks, convertible securities, warrants, and other equity securities in addition to derivatives that provide exposure to equity securities.
High yield instruments are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield instruments in which the fund may invest include bonds, leveraged loans, and securities in default. The fund may invest in debt instruments of maturity or duration, although the fund expects to normally maintain an effective duration between -2 and 6 years.
The fund’s investment approach provides the fund the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors. Through this flexibility, and the use of active risk management and hedging positions, the fund attempts to benefit from the upsides of the fixed income credit markets while avoiding some of the downsides over a full market cycle.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-23-02